Commitments and Contingencies (Tables) - Vencore Holding Corp. and KGS Holding Corp.	3 Months Ended
Mar. 30, 2018
Loss Contingencies [Line Items]
Schedule of Future Minimum Lease Payments for Capital Leases
The future minimum lease payments required to be made under the capital leases as of March 30, 2018 are as follows (in thousands):

Years ending December 31,
2018	$932
2019	965
2020	535
2021	9
Total payments	2,441
Less amount representing interest	(202)
Executory costs	(135)
Present value of future lease payments	2,104
Current portion	1,040
Net of current portion	$1,064

Schedule of Future Minimum Operating Lease Payments
Minimum future lease payments as of March 30, 2018 for all operating leases were as follows (in thousands):

	Lease Payments	Sublease Income	Net Lease Payment
Years ending December 31,
2018	$18,550	$1,489	$17,061
2019	24,091	1,770	22,321
2020	22,568	1,313	21,255
2021	11,564	—	11,564
2022	9,904	—	9,904
Thereafter	3,979	—	3,979
	$90,656	$4,572	$86,084